Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Supplement [Text Block]	lat_SupplementTextBlock

Presidentialsm Protected Profile 2010 Fund

Presidentialsm Protected Profile 2020 Fund

Presidentialsm Protected Profile 2030 Fund

Presidentialsm Protected Profile 2040 Fund

Presidentialsm Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated January 28, 2013), and

the Statement of Additional Information

(dated January 28, 2013, as supplemented April 30, 2013 and May 1, 2013).

This Supplement updates certain information in the Prospectus, Summary Prospectus, and Statement of Additional Information for each Fund. You may obtain copies of each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/presidentialfunds

Effective August 12, 2013, each Fund’s name is changed according to the table below. Only the Fund name is changing; each Fund’s investment objective, policies, strategies, and risks remain the same.

All references to a Fund’s name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

Presidentialsm Protected Profile 2010 Fund	Presidential® Managed Risk 2010 Fund
Presidentialsm Protected Profile 2020 Fund	Presidential® Managed Risk 2020 Fund
Presidentialsm Protected Profile 2030 Fund	Presidential® Managed Risk 2030 Fund
Presidentialsm Protected Profile 2040 Fund	Presidential® Managed Risk 2040 Fund
Presidentialsm Protected Profile 2050 Fund	Presidential® Managed Risk 2050 Fund

Presidential Protected Profile 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

Presidentialsm Protected Profile 2010 Fund

Presidentialsm Protected Profile 2020 Fund

Presidentialsm Protected Profile 2030 Fund

Presidentialsm Protected Profile 2040 Fund

Presidentialsm Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated January 28, 2013), and

the Statement of Additional Information

(dated January 28, 2013, as supplemented April 30, 2013 and May 1, 2013).

This Supplement updates certain information in the Prospectus, Summary Prospectus, and Statement of Additional Information for each Fund. You may obtain copies of each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/presidentialfunds

Effective August 12, 2013, each Fund’s name is changed according to the table below. Only the Fund name is changing; each Fund’s investment objective, policies, strategies, and risks remain the same.

All references to a Fund’s name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

Presidentialsm Protected Profile 2010 Fund	Presidential® Managed Risk 2010 Fund
Presidentialsm Protected Profile 2020 Fund	Presidential® Managed Risk 2020 Fund
Presidentialsm Protected Profile 2030 Fund	Presidential® Managed Risk 2030 Fund
Presidentialsm Protected Profile 2040 Fund	Presidential® Managed Risk 2040 Fund
Presidentialsm Protected Profile 2050 Fund	Presidential® Managed Risk 2050 Fund

Presidential Protected Profile 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

Presidentialsm Protected Profile 2010 Fund

Presidentialsm Protected Profile 2020 Fund

Presidentialsm Protected Profile 2030 Fund

Presidentialsm Protected Profile 2040 Fund

Presidentialsm Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated January 28, 2013), and

the Statement of Additional Information

(dated January 28, 2013, as supplemented April 30, 2013 and May 1, 2013).

This Supplement updates certain information in the Prospectus, Summary Prospectus, and Statement of Additional Information for each Fund. You may obtain copies of each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/presidentialfunds

Effective August 12, 2013, each Fund’s name is changed according to the table below. Only the Fund name is changing; each Fund’s investment objective, policies, strategies, and risks remain the same.

All references to a Fund’s name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

Presidentialsm Protected Profile 2010 Fund	Presidential® Managed Risk 2010 Fund
Presidentialsm Protected Profile 2020 Fund	Presidential® Managed Risk 2020 Fund
Presidentialsm Protected Profile 2030 Fund	Presidential® Managed Risk 2030 Fund
Presidentialsm Protected Profile 2040 Fund	Presidential® Managed Risk 2040 Fund
Presidentialsm Protected Profile 2050 Fund	Presidential® Managed Risk 2050 Fund

Presidential Protected Profile 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

Presidentialsm Protected Profile 2010 Fund

Presidentialsm Protected Profile 2020 Fund

Presidentialsm Protected Profile 2030 Fund

Presidentialsm Protected Profile 2040 Fund

Presidentialsm Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated January 28, 2013), and

the Statement of Additional Information

(dated January 28, 2013, as supplemented April 30, 2013 and May 1, 2013).

This Supplement updates certain information in the Prospectus, Summary Prospectus, and Statement of Additional Information for each Fund. You may obtain copies of each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/presidentialfunds

Effective August 12, 2013, each Fund’s name is changed according to the table below. Only the Fund name is changing; each Fund’s investment objective, policies, strategies, and risks remain the same.

All references to a Fund’s name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

Presidentialsm Protected Profile 2010 Fund	Presidential® Managed Risk 2010 Fund
Presidentialsm Protected Profile 2020 Fund	Presidential® Managed Risk 2020 Fund
Presidentialsm Protected Profile 2030 Fund	Presidential® Managed Risk 2030 Fund
Presidentialsm Protected Profile 2040 Fund	Presidential® Managed Risk 2040 Fund
Presidentialsm Protected Profile 2050 Fund	Presidential® Managed Risk 2050 Fund

Presidential Protected Profile 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

Presidentialsm Protected Profile 2010 Fund

Presidentialsm Protected Profile 2020 Fund

Presidentialsm Protected Profile 2030 Fund

Presidentialsm Protected Profile 2040 Fund

Presidentialsm Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated January 28, 2013), and

the Statement of Additional Information

(dated January 28, 2013, as supplemented April 30, 2013 and May 1, 2013).

This Supplement updates certain information in the Prospectus, Summary Prospectus, and Statement of Additional Information for each Fund. You may obtain copies of each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/presidentialfunds

Effective August 12, 2013, each Fund’s name is changed according to the table below. Only the Fund name is changing; each Fund’s investment objective, policies, strategies, and risks remain the same.

All references to a Fund’s name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

Presidentialsm Protected Profile 2010 Fund	Presidential® Managed Risk 2010 Fund
Presidentialsm Protected Profile 2020 Fund	Presidential® Managed Risk 2020 Fund
Presidentialsm Protected Profile 2030 Fund	Presidential® Managed Risk 2030 Fund
Presidentialsm Protected Profile 2040 Fund	Presidential® Managed Risk 2040 Fund
Presidentialsm Protected Profile 2050 Fund	Presidential® Managed Risk 2050 Fund

Presidential Protected Profile 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

Presidentialsm Protected Profile 2010 Fund

Presidentialsm Protected Profile 2020 Fund

Presidentialsm Protected Profile 2030 Fund

Presidentialsm Protected Profile 2040 Fund

Presidentialsm Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated January 28, 2013), and

the Statement of Additional Information

(dated January 28, 2013, as supplemented April 30, 2013 and May 1, 2013).

This Supplement updates certain information in the Prospectus, Summary Prospectus, and Statement of Additional Information for each Fund. You may obtain copies of each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/presidentialfunds

Effective August 12, 2013, each Fund’s name is changed according to the table below. Only the Fund name is changing; each Fund’s investment objective, policies, strategies, and risks remain the same.

All references to a Fund’s name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

Presidentialsm Protected Profile 2010 Fund	Presidential® Managed Risk 2010 Fund
Presidentialsm Protected Profile 2020 Fund	Presidential® Managed Risk 2020 Fund
Presidentialsm Protected Profile 2030 Fund	Presidential® Managed Risk 2030 Fund
Presidentialsm Protected Profile 2040 Fund	Presidential® Managed Risk 2040 Fund
Presidentialsm Protected Profile 2050 Fund	Presidential® Managed Risk 2050 Fund